Statutory reserve (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Statutory reserve	¥ 18,706	¥ 14,017
PRC [Member]
Statement [Line Items]
Profits after taxation, percentage	10.00%
Statutory reserve	¥ 23,400	¥ 17,500
Variable interest entity	50.00%